Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivatives [Abstract]
Schedule of derivative financial instruments
Certain information related to our derivative financial instruments is presented below:

	Effective Date	Nominal Amount	Fixed Rate	Index	Actual Termination Date	Location of Financial Instrument in Condensed Consolidated Balance Sheets
Interest rate swap	1/16/2026	$406	3.3960%	3 Month SOFR rate	6/30/2028	Receivables & other non-current assets and Receivables & other current assets
Interest rate swap	1/27/2026	$406	3.4885%	3 Month SOFR rate	6/30/2028	Receivables & other non-current assets and Receivables & other current assets
Interest rate swap	2/9/2026	$406	3.3625%	3 Month SOFR rate	6/30/2028	Receivables & other non-current assets and Receivables & other current assets
Interest rate swap	2/12/2026	$406	3.3355%	3 Month SOFR rate	6/30/2028	Receivables & other non-current assets and Receivables & other current assets

Schedule of cash flow hedges
The following table presents the pre-tax amounts of derivative gains or losses and the line item in the Condensed Consolidated Statements of Comprehensive Income that may be affected when reclassified to profit or loss:

	Carrying Value	Opening Balance January 1, 2026	Fair Value (Gain)/Loss Deferred to OCI	Fair Value (Gain)/Loss Reclassified to Profit or Loss	Closing Balance June 30, 2026	Location When Reclassified to Profit or Loss
Cash flow hedges - Interest rate risk
Interest rate swaps	(10)	—	(12)	(2)	(10)	Financial Expense